PARENT ONLY FINANCIAL INFORMATION (Tables)	6 Months Ended
Jun. 30, 2020
Schedule of condensed financial statements

Condensed Balance Sheets

	As of
	December 31, 2019	June 30, 2020
Assets
Current assets
Cash	2,560,388	4,280,909
Prepaid expenses	7,048	3,987
Other current assets	21,537	16,688
Total current assets	2,588,973	4,301,584
Restricted cash	27,225	27,636
Investment and loans to subsidiaries	11,539,590	13,436,889
Other non-current assets	4,954	4,542
Total assets	14,160,742	17,770,651

Liabilities, Redeemable Preferred Shares and Shareholders’ Equity
Current liabilities
Accounts payable	7,168	695
Accrued expenses and other payables	49,546	93,290
Due to subsidiaries	928	942
Total current liabilities	57,642	94,927
Long-term borrowings	681,235	686,730
Convertible bonds payable	2,049,654	2,086,179
Other long-term liabilities	16,649	10,016
Total liabilities	2,805,180	2,877,852

Redeemable preferred shares (US$0.00005 par value; 150,000 shares authorized, issued and outstanding as of December 31, 2019 and June 30, 2020; Redemption value of RMB1,061,981 and RMB1,064,137 as of December 31, 2019 and June 30, 2020, respectively; Liquidation value of RMB1,537,636 and RMB2,378,419 as of December 31, 2019 and June 30, 2020, respectively)	1,061,981	1,064,137

Shareholders' equity
Ordinary shares (US$0.00005 par value; 2,002,000,000 shares authorized; 1,148,842,379 and 1,210,996,227 Class A ordinary shares issued and outstanding as of December 31, 2019 and June 30, 2020, respectively; 67,590,336 Class B ordinary shares issued and outstanding as of December 31, 2019 and June 30, 2020)	412	434
Additional paid-in capital	12,403,043	16,125,571
Accumulated other comprehensive loss	(52,684)	(47,075)
Accumulated deficit	(2,057,190)	(2,250,268)
Total shareholders’ equity	10,293,581	13,828,662
Commitments and contingencies
Total liabilities, redeemable preferred shares and shareholders’ equity	14,160,742	17,770,651

Condensed Statements of Operations

	Six-month periods ended June 30,
	2019	2020
	(unaudited)

Net revenue	—	—
Cost of revenue	(17,414)	(36,659)
Gross loss	(17,414)	(36,659)

Operating expenses
Selling and marketing expenses	(15,301)	(25,662)
General and administrative expenses	(66,492)	(94,191)
Research and development expenses	(870)	(1,752)
Loss from operations	(100,077)	(158,264)

Other income (expenses):
Interest income	23,490	2,837
Interest expenses	(68,340)	(65,283)
Equity in (loss) income of subsidiaries	(84,852)	28,796
Others, net	—	(1,164)
Loss before income taxes	(229,779)	(193,078)

Income tax expenses	—	—
Net loss	(229,779)	(193,078)

Condensed Statements of Comprehensive Loss

	Six-month periods ended June 30,
	2019	2020
	(unaudited)

Net loss	(229,779)	(193,078)
Other comprehensive income:
Foreign currency translation adjustments, net of nil tax	66,872	5,609

Comprehensive loss	(162,907)	(187,469)

Condensed Statements of Cash Flows

	Six-month periods ended June 30,
	2019	2020
	(unaudited)
Operating activities:
Net cash used in operating activities	(39,268)	(60,886)

Investing activities
Increase of due from subsidiaries	(1,506,159)	(1,843,512)
Net cash used in investing activities	(1,506,159)	(1,843,512)

Financing activities:
Proceeds from long-term borrowings	268,100	—
Payment of issuance cost of borrowings	—	(10,619)
Proceeds from exercise of stock options	43,508	77,415
Net proceeds from issuance of ordinary shares	2,982,242	3,560,004
Net proceeds from issuance of redeemable preferred shares	989,349	—
Payment of redeemable preferred shares dividends	(11,458)	(40,068)
Net cash provided by financing activities	4,271,741	3,586,732

Effect of exchange rate changes on cash and restricted cash	84,356	38,598

Net increase in cash and restricted cash	2,810,670	1,720,932
Cash and restricted cash at beginning of period	817,488	2,587,613

Cash and restricted cash at end of period	3,628,158	4,308,545

Supplemental disclosures of cash flow information
Interest paid	41,006	45,692

Supplemental disclosures of non-cash investing and financing activities
Settlement of liability-classified restricted share award	3,627	4,675